Financial Instruments with Off Balance Sheet Risk, Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments with Off-Balance Sheet Risk, Commitments and Contingencies
Schedule of financial instrument commitments

(dollars in thousands)	2019	2018
Commitments to grant loans and commitments under lines of credit	$327,788	290,614
Letters of credit	9,750	5,158